Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Long Futures Contracts: Energies [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.04%)	0.33%
Net Unrealized Appreciation (Depreciation)	$ (317,941)	$ 2,974,672
Long Futures Contracts: Grains [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.10%	0.72%
Net Unrealized Appreciation (Depreciation)	740,413	6,435,870
Long Futures Contracts: Interest Rates, 2 Year U.S Treasury Note [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.05%	(0.04%)
Net Unrealized Appreciation (Depreciation)	416,798	(332,016)
Long Futures Contracts: Interest Rates, 5 Year U.S. Treasury Note [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.09%
Net Unrealized Appreciation (Depreciation)	647,000
Long Futures Contracts: Interest Rates, 10 Year U.S. Treasury Note [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.09%
Net Unrealized Appreciation (Depreciation)	679,344
Long Futures Contracts: Interest Rates, 30 Year U.S. Treasury Bond [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.03%
Net Unrealized Appreciation (Depreciation)	213,719
Long Futures Contracts: Interest Rates, Other [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.86%	0.20%
Net Unrealized Appreciation (Depreciation)	6,494,508	1,791,919
Long Futures Contracts: Livestock [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital		0.07%
Net Unrealized Appreciation (Depreciation)		578,540
Long Futures Contracts: Metals [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.15%)	1.18%
Net Unrealized Appreciation (Depreciation)	(1,082,372)	10,487,557
Long Futures Contracts: Interest Rates [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	1.12%	0.16%
Net Unrealized Appreciation (Depreciation)	8,451,369	1,459,903
Long Futures Contracts: Stock Indices [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.00%	0.57%
Net Unrealized Appreciation (Depreciation)	(36,565)	5,040,779
Long Futures Contracts: Softs [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.05%)	0.32%
Net Unrealized Appreciation (Depreciation)	(406,302)	2,892,994
Long Futures Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.98%	3.35%
Net Unrealized Appreciation (Depreciation)	7,348,602	29,870,315
Short Futures Contracts: Energies [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.21%	(0.15%)
Net Unrealized Appreciation (Depreciation)	1,577,490	(1,326,800)
Short Futures Contracts: Grains [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.31%)	(0.08%)
Net Unrealized Appreciation (Depreciation)	(2,352,297)	(707,463)
Short Futures Contracts: Interest Rates [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.01%)	(0.01%)
Net Unrealized Appreciation (Depreciation)	(76,759)	(132,113)
Short Futures Contracts: Livestock [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.00%	(0.03%)
Net Unrealized Appreciation (Depreciation)	(24,710)	(295,000)
Short Futures Contracts: Metals [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.05%	(0.13%)
Net Unrealized Appreciation (Depreciation)	377,431	(1,179,968)
Short Futures Contracts: Softs [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.18%	(0.03%)
Net Unrealized Appreciation (Depreciation)	1,407,123	(262,312)
Short Futures Contracts: Stock Indices [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.09%)	0.05%
Net Unrealized Appreciation (Depreciation)	(648,340)	498,176
Short Futures Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.03%	(0.38%)
Net Unrealized Appreciation (Depreciation)	259,938	(3,405,480)
Futures Contracts-Net [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	1.01%	2.97%
Net Unrealized Appreciation (Depreciation)	7,608,540	26,464,835
Long Forward Currency Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.14%)	1.60%
Net Unrealized Appreciation (Depreciation)	(1,033,705)	14,278,410
Short Forward Currency Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.72%	(0.38%)
Net Unrealized Appreciation (Depreciation)	5,402,270	(3,341,016)
Forward Currency Contracts-Net [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.58%	1.22%
Net Unrealized Appreciation (Depreciation)	4,368,565	10,937,394
Futures And Forward Currency Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	1.59%	4.19%
Net Unrealized Appreciation (Depreciation)	$ 11,977,105	$ 37,402,229